Nature of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Nature of Business
1.	Nature of Business

Alder BioPharmaceuticals, Inc. (the “Company”) is a clinical-stage biopharmaceutical company that discovers, develops and seeks to commercialize therapeutic antibodies with the potential to transform current treatment paradigms. The Company uses its proprietary antibody platform designed to select and manufacture antibodies that have the potential to maximize efficacy as well as speed of onset and durability of therapeutic response. The Company is developing ALD403, a monoclonal antibody targeted to calcitonin gene-related peptide, or CGRP, for migraine prevention and plans to advance ALD403 into a Phase 2b trial for the treatment of chronic migraines in 2014. The Company was incorporated in Delaware on May 20, 2002 and is located in Bothell, Washington.

Reverse Stock Split

On April 9, 2014, the Company filed a Certificate of Amendment to its Amended and Restated Certificate of Incorporation to effect a 1-for-5.5 reverse stock split of its outstanding common stock and convertible preferred stock. The par value per share and the authorized number of shares of common stock and preferred stock were not adjusted as a result of the reverse stock split. All issued and outstanding shares of common stock and preferred stock, options to purchase common stock and related per share amounts contained in the condensed consolidated financial statements have been retroactively adjusted to reflect the reverse stock split for all periods presented.

Initial Public Offering

In May 2014, the Company completed an initial public offering (“IPO”) of its common stock. In connection with its IPO, the Company issued and sold 8,875,396 shares of its common stock, which included 875,396 shares the Company issued pursuant to the underwriters’ partial exercise of their over-allotment option, at a price to the public of $10.00 per share. The Company’s shares of common stock began trading on the NASDAQ Global Market on May 8, 2014. As a result of the IPO, the Company received approximately $80.3 million in net proceeds, after deducting underwriting discounts and commissions of $6.2 million and offering expenses of $2.2 million. The offering expenses of $2.2 million represent legal, accounting and other direct costs related to the Company’s efforts to raise capital through an IPO. These costs were previously deferred through the completion of the IPO and have been reclassified to additional paid-in capital as a reduction of the proceeds. At the closing of the IPO, 20,914,137 shares of outstanding convertible preferred stock were automatically converted into 20,914,137 shares of common stock. Following the IPO, there were no shares of preferred stock outstanding. In connection with the IPO, the Company amended and restated its Amended and Restated Certificate of Incorporation to change the authorized capital stock to 200,000,000 shares designated as common stock and 10,000,000 shares designated as preferred stock, all with a par value of $0.0001 per share.

1.    Nature of Business

Alder BioPharmaceuticals, Inc. (the “Company”) is a clinical-stage biopharmaceutical company that discovers, develops and seeks to commercialize therapeutic antibodies with the potential to transform current treatment paradigms. The Company uses its proprietary antibody platform designed to select and manufacture antibodies that have the potential to maximize efficacy as well as speed of onset and durability of therapeutic response. Through collaboration and licensing agreements, the Company has used its proprietary technology to help a major biopharmaceutical partner advance a novel therapeutic antibody to the clinic. The Company was incorporated in Delaware on May 20, 2002 and is located in Bothell, Washington.

Liquidity

The Company had an accumulated deficit as of December 31, 2013. To date, the Company has funded its operations primarily through sales of its convertible preferred stock and payments from its collaboration partners, and will require substantial additional capital for research and product development. The future success of the Company is dependent on its ability to develop its product candidates and ultimately upon its ability to attain profitable operations. The Company is subject to a number of risks similar to other life science companies, including, but not limited to, successful discovery and development of its product candidates, raising additional capital, development by its competitors of new technological innovations, protection of proprietary technology and market acceptance of the Company’s products. The Company plans to continue to fund its operations and capital funding needs through equity and/or debt financing, as well as new collaborations, however, there are no assurances that the Company will be able to raise sufficient amounts of funding. The sale of additional equity would result in additional dilution to the Company’s stockholders. The incurrence of debt financing would result in debt service obligations and the instruments governing such debt could provide for operating and financing covenants that would restrict the Company’s operations. If the Company is not able to secure adequate additional funding it may be forced to make reductions in spending, extend payment terms with suppliers, liquidate assets where possible, and/or suspend or curtail planned programs. Any of these actions could harm the Company’s business, results of operations and future prospects.

The Company has incurred operating losses and negative cash flows from operations since inception and has insufficient working capital. These factors raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company may never become profitable, or if it does, it may not be able to sustain profitability on a recurring basis.

On April 9, 2014, the Company effected a 1-for-5.5 reverse stock split of its common stock and preferred stock. All share and per share numbers have been revised to reflect the reverse stock split.